New Accounting Pronouncements Adopted - Summary of Adjustments to Opening Balances Resulting from the Initial Adoption of IFRS 16 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 20,476	$ 5,580
Lease liabilities	$ (21,948)	(5,897)	$ (87)
Previously Reported under IAS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred rent		(230)
Lease liabilities		(87)
IFRS 16 Transition Adjustments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		5,580
Lease liabilities		(5,810)
IFRS 16 Transition Adjustments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred rent		$ 230